First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 2.5%
$4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/2035[1,2,3]	$3,409,489
41,067	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/2043[1,2]	32,547
3,000,000	Nightingale Ltd. Series 2021-1LF, 14.927%, 4/1/2028[4,5]	3,810,008
	Santander Bank Auto Credit-Linked Notes Series
10,000,000	Series 2023-A, Class F, 13.752%, 6/15/2033[1,2]	9,975,670
3,000,000	Series 2023-A, Class G, 24.695%, 6/15/2033[1,2,5]	3,000,000
1,973,046	Silver Point Loan Funding, LLC 0.000%, 10/20/2033[5]	2,045,477
	TOTAL ASSET-BACKED SECURITIES
	(Cost $22,384,556)	22,273,191
	BANK LOANS — 8.8%
	Advantage Capital Holdings, LLC
2,610,508	5.000% Cash, 8.000% PIK, 4/14/2027[5,6]	2,532,193
1,229	12.500% PIK, 4/14/2027[5,6]	4,548,907
5,000,000	Antares Loan Funding - Class C 11.937%, 3/1/2026[5]	5,000,000
299,436	BJ Services 11.830%, 12/1/2023[5]	275,481
1,828,590	Challenge Manufacturing Company, LLC 16.143%, 12/18/2025[5]	1,773,732
7,500,000	Cherco, LLC 16.429%, 9/1/2025[5]	7,350,000
16,060,345	Florida Marine 15.480%, 9/1/2025[5]	15,769,604
3,500,000	GH Group, Inc. 16.500%, 12/10/2026[5]	3,290,000
5,436,382	IFit, Inc. 16.300%, 2/24/2027[5]	5,246,109
6,010,871	Lucky Bucks Holdings, LLC 12.500%, 5/29/2028[5]	—
9,446,846	Nova Compression, LLC 11.627%, 9/1/2025[5]	9,541,314
236,284	Premier Brands Group Holdings, LLC 9.116%, 3/20/2024[5]	229,196
10,267,130	Shryne Group, Inc. 16.000%, 5/26/2026[5]	10,215,795
9,208,333	Stronghold Digital Mining, Inc. 15.019%, 11/16/2025[5]	8,793,958
	Wellbore Integrity Solutions, LLC
1,586,711	11.894%, 12/31/2024[5]	1,586,711

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$2,146,725	18.660%, 12/31/2024[5]	$2,157,459
	TOTAL BANK LOANS
	(Cost $83,925,077)	78,310,459

Number of Shares
	CLOSED-END FUNDS — 20.3%
12,931	Apollo Diversified Credit Fund - Class I	278,025
567,120	BC Partners Lending Corp.[14]	12,334,852
2,086,615	Cliffwater Corporate Lending Fund - Class I	22,410,242
4,257,332	Cliffwater Enhanced Lending Fund - Class I	46,404,923
29,351	Invesco Dynamic Credit Opportunities Fund - Class AX	323,442
191,603	Opportunistic Credit Interval Fund - Class I14	2,287,742
697,900	Palmer Square Opportunistic Income Fund[14]	11,620,028
762,871	Palmer Square Capital BDC, Inc.[14]	12,160,162
3,550,000	Pender Real Estate Credit Fund - Class I14	35,606,500
1,169,025	Pomona Investment Fund LP	19,213,314
422,519	StepStone Private Markets - Class I*	19,528,841
	TOTAL CLOSED-END FUNDS
	(Cost $173,713,194)	182,168,071

Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 18.7%
$815,000	AIMCO CLO Series 2017-AA, Class DR, 8.400% (3-Month USD Libor+315 basis points), 4/20/2034[2,3]	768,453
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.260% (3-Month USD Libor+600 basis points), 10/15/2029[2,3]	910,199
7,000,000	Antares Loan Funding CLO 0.000%, 2/17/2032[5]	7,475,846
	Apidos CLO Ltd.
1,000,000	Series 2017-28A, Class C, 7.750% (3-Month USD Libor+250 basis points), 1/20/2031[2,3]	926,053
1,000,000	Series 2023-44A, Class E, 13.307% (3-Month Term SOFR+825 basis points), 4/26/2035[2,3]	1,002,069
1,000,000	Series 2023-45A, Class E, 13.564% (3-Month Term SOFR+840 basis points), 4/26/2036[2,3]	1,003,668
1,000,000	Atrium XIV, LLC Series 14A, Class D, 8.210% (3-Month USD Libor+295 basis points), 8/23/2030[2,3]	959,067
	Bain Capital Credit CLO Ltd.
1,000,000	Series 2018-1A, Class D, 7.973% (3-Month USD Libor+270 basis points), 4/23/2031[2,3]	881,373

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,500,000	Series 2019-4A, Class DR, 8.698% (3-Month Term SOFR+363 basis points), 4/23/2035[2,3]	$1,414,232
1,500,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.000% (3-Month USD Libor+275 basis points), 4/20/2031[2,3]	1,381,306
1,250,000	Benefit Street Partners CLO XVII Ltd. Series 2019-17A, Class DR, 8.610% (3-Month USD Libor+335 basis points), 7/15/2032[2,3]	1,177,965
1,000,000	Benefit Street Partners CLO XXIII Ltd. Series 2021-23A, Class E, 12.065% (3-Month USD Libor+681 basis points), 4/25/2034[2,3]	926,866
1,280,000	BlueMountain CLO XXVI Ltd. Series 2019-26A, Class D1R, 8.750% (3-Month USD Libor+350 basis points), 10/20/2034[1,2,3,7]	1,166,604
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class C, 7.850% (3-Month USD Libor+260 basis points), 1/20/2031[2,3]	925,904
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2017-2A, Class C, 8.950% (3-Month USD Libor+370 basis points), 7/20/2031[2,3]	882,363
1,500,000	Series 2020-2A, Class CR, 8.455% (3-Month USD Libor+320 basis points), 1/25/2035[1,2,3,7]	1,395,938
1,100,000	Catskill Park CLO Ltd. Series 2017-1A, Class D, 11.250% (3-Month USD Libor+600 basis points), 4/20/2029[2,3]	923,324
	CIFC Funding Ltd.
1,000,000	Series 2018-2A, Class D, 11.100% (3-Month USD Libor+585 basis points), 4/20/2031[1,2,3,7]	896,906
600,000	Series 2016-1A, Class D2RR, 9.511% (3-Month USD Libor+425 basis points), 10/21/2031[2,3]	580,485
1,000,000	Series 2014-3A, Class DR2, 8.673% (3-Month USD Libor+340 basis points), 10/22/2031[2,3]	948,028
750,000	Deer Creek CLO Ltd. Series 2017-1A, Class E, 11.600% (3-Month USD Libor+635 basis points), 10/20/2030[2,3]	691,719
750,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class DR, 7.921% (3-Month USD Libor+260 basis points), 11/15/2028[1,2,3,7]	692,242
1,000,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class DR3, 8.938% (3-Month Term SOFR+395 basis points), 4/15/2029[2,3]	952,482
1,270,000	Dryden 49 Senior Loan Fund Series 2017-49A, Class DR, 8.662% (3-Month USD Libor+340 basis points), 7/18/2030[2,3]	1,221,293

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class DR, 7.960% (3-Month USD Libor+270 basis points), 4/15/2029[2,3]	$1,405,657
750,000	Flatiron CLO, LLC Series 2023-1A, Class D, 10.293% (3-Month Term SOFR+525 basis points), 4/17/2036[2,3]	754,183
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A, Class DR, 7.900% (3-Month USD Libor+265 basis points), 4/20/2031[2,3]	941,279
1,000,000	Generate CLO Ltd. Series 2A, Class DR, 7.873% (3-Month USD Libor+260 basis points), 1/22/2031[2,3]	948,908
1,500,000	Harbor Park CLO Ltd. Series 2018-1A, Class D, 8.150% (3-Month USD Libor+290 basis points), 1/20/2031[2,3]	1,410,455
	HPS Loan Management Ltd.
1,000,000	Series 8A-2016, Class DR, 8.150% (3-Month USD Libor+290 basis points), 7/20/2030[1,2,3,7]	913,284
1,000,000	Series 2023-18A, Class E, 14.232% (3-Month Term SOFR+897 basis points), 7/20/2036[2,3]	1,000,179
	Madison Park Funding Ltd.
1,000,000	Series 2014-13A, Class DR2, 8.115% (3-Month USD Libor+285 basis points), 4/19/2030[2,3]	980,988
1,250,000	Series 2017-26A, Class DR, 8.299% (3-Month USD Libor+300 basis points), 7/29/2030[1,2,3,7]	1,169,394
1,000,000	Series 2023-63A, Class E, 13.652% (3-Month Term SOFR+857 basis points), 4/21/2035[2,3]	999,629
750,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class E, 14.156% (3-Month Term SOFR+890 basis points), 7/20/2036[2,3]	752,730
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[1,2,7,8]	13,406,666
1,000,000	Mountain View CLO XV Ltd. Series 2019-2A, Class D, 9.630% (3-Month USD Libor+437 basis points), 1/15/2033[2,3]	966,965
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class D, 7.860% (3-Month USD Libor+260 basis points), 1/15/2030[2,3]	474,997
	New Mountain CLO 4 Ltd.
500,000	Series CLO-4A, Class D, 10.387% (3-Month Term SOFR+550 basis points), 4/20/2036[2,3]	502,580
750,000	Series CLO-4A, Class E, 13.037% (3-Month Term SOFR+815 basis points), 4/20/2036[2,3]	744,261

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,000,000	Newark BSL CLO 2 Ltd. Series 2017-1A, Class CR, 8.405% (3-Month USD Libor+315 basis points), 7/25/2030[1,2,3,7]	$923,707
	OCP CLO Ltd.
750,000	Series 2016-11A, Class DR, 11.768% (3-Month USD Libor+650 basis points), 10/26/2030[2,3]	700,197
700,000	Series 2014-5A, Class DR, 10.968% (3-Month USD Libor+570 basis points), 4/26/2031[2,3]	572,253
1,000,000	Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR, 9.160% (3-Month USD Libor+390 basis points), 7/15/2029[2,3]	910,200
750,000	Octagon Investment Partners XVII Ltd. Series 2013-1A, Class DR2, 7.755% (3-Month USD Libor+250 basis points), 1/25/2031[2,3]	656,822
1,000,000	Octagon Investment Partners XXII Ltd. Series 2014-1A, Class DRR, 8.023% (3-Month USD Libor+275 basis points), 1/22/2030[2,3]	915,601
800,000	OSD CLO Ltd. Series 2023-27A, Class E, 13.303% (3-Month Term SOFR+825 basis points), 4/16/2035[1,2,3,7]	787,347
1,000,000	OZLM VI Ltd. Series 2014-6A, Class CS, 8.390% (3-Month USD Libor+313 basis points), 4/17/2031[2,3]	893,572
1,500,000	OZLM XXI Ltd. Series 2017-21A, Class C, 7.920% (3-Month USD Libor+267 basis points), 1/20/2031[2,3]	1,380,963
	Palmer Square European Loan Funding
2,975,000	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[2,7,14]	2,033,924
4,000,000	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[2,7,14]	2,966,166
4,000,000	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[2,7,14]	4,215,513
7,500,000	Series 2022-3X, Class E, 10.355% (3-Month Euribor+728 basis points), 4/12/2032[2,3,14]	7,733,991
7,100,000	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[1,2,7,14]	7,839,218
3,700,000	Series 2023-1X, Class E, 9.657% (3-Month Euribor+653 basis points), 11/15/2032[2,3,7,14]	3,725,363
2,500,000	Series 2021-2X, Class SUB, 0.000%, 4/15/2035[2,7,14]	1,785,332
10,000,000	Series 2023-1X, Class SUB, 0.000%, 7/15/2036[2,7,14]	10,366,652
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-1A, Class SUB, 0.000%, 4/20/2027[1,2,5,7,14]	—
1,000,000	Series 2019-3A, Class SUB, 0.000%, 8/20/2027[1,2,5,7,14]	—
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/2027[1,2,5,7,14]	—
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,7,14]	902,090
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/2028[1,2,7,14]	26,000
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/2028[1,2,5,7,14]	—
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/2028[1,2,7,14]	1,391,743

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/2029[1,2,7,14]	$770,120
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/2029[1,2,7,14]	1,250,504
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/2029[1,2,7,14]	950,872
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/2029[1,2,7,14]	2,070,328
5,235,000	Series 2022-1A, Class SUB, 0.000%, 4/15/2030[1,2,7,14]	3,791,620
6,000,000	Series 2022-2A, Class SUB, 0.000%, 10/15/2030[1,2,7,14]	4,392,286
1,250,000	Series 2022-5I, Class SUB, 0.000%, 1/15/2031[2,7,14]	1,250,699
2,500,000	Series 2022-5I, Class D, 10.366% (3-Month Term SOFR+538 basis points), 1/15/2031[2,3,14]	2,363,774
6,250,000	Series 2022-3A, Class SUB, 0.000%, 4/15/2031[1,2,7,14]	5,118,064
4,675,000	Series 2023-1A, Class SUB, 0.000%, 7/20/2031[1,2,5,7,14]	4,675,000
3,875,000	Series 2023-1A, Class D, 13.255% (3-Month Term SOFR+800 basis points), 7/20/2031[1,2,3,7,14]	3,794,524
8,050,000	Series 2022-4A, Class SUB, 0.000%, 7/24/2031[1,2,7,14]	7,894,371
3,700,000	Series 2022-4A, Class D, 12.066% (3-Month Term SOFR+729 basis points), 7/24/2031[1,2,3,7,14]	3,666,700
4,000,000	Series 2023-1A, Class SUB, 0.000%, 1/20/2036[1,2,7,14]	4,002,987
9,500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/2036[1,2,7,14]	9,341,940
750,000	RR 4 Ltd. Series 2018-4A, Class C, 8.210% (3-Month USD Libor+295 basis points), 4/15/2030[2,3]	701,560
750,000	RR 5 Ltd. Series 2018-5A, Class C, 8.360% (3-Month USD Libor+310 basis points), 10/15/2031[2,3]	709,543
625,000	Symphony CLO XIX Ltd. Series 2018-19A, Class D, 7.810% (3-Month USD Libor+255 basis points), 4/16/2031[2,3]	559,965
750,000	Trinitas CLO XXII Ltd. Series 2023-22A, Class D, 11.263% (3-Month Term SOFR+619 basis points), 7/20/2036[2,3]	746,917
1,250,500	Voya CLO Ltd. Series 2019-2A, Class D, 8.950% (3-Month USD Libor+370 basis points), 7/20/2032[1,2,3,7]	1,131,555
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $175,755,169)	167,386,523
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
5,288,796	Banco Santander, S.A. 9.275%, 8/15/2037[4,5,7]	5,771,275
	CHL Mortgage Pass-Through Trust
558,931	Series 2004-29, Class 1X, 0.000%, 2/25/2035[2,7]	911
197,395	Series 2007-8, Class 1A12, 5.875%, 1/25/2038[2,8]	94,038

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Connecticut Avenue Securities Trust
$13,099	Series 2019-R01, Class 2M2, 7.600% (1-Month USD Libor+245 basis points), 7/25/2031[1,2,3]	$13,154
2,457	Series 2019-R03, Class 1M2, 7.300% (1-Month USD Libor+215 basis points), 9/25/2031[1,2,3]	2,460
	DSLA Mortgage Loan Trust
104,246	Series 2006-AR2, Class 1A1A, 5.347% (1-Month USD Libor+19 basis points), 10/19/2036[2,3]	86,461
344,657	Series 2004-AR2, Class X2, 0.000%, 11/19/2044[2,7]	469
300,000	GS Mortgage Securities Corp. Trust Series 2018-TWR, Class G, 9.368% (1-Month USD Libor+417 basis points), 7/15/2031[1,3]	167,952
951	JP Morgan Mortgage Trust Series 2022-1, Class B4, 3.095%, 7/25/2052[1,7]	597
322,344	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AP1, Class A3, 5.654%, 1/25/2036[2,7,8]	104,174
	RALI Trust
158,849	Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036[2,8]	126,080
67,574	Series 2006-QA10, Class A1, 5.520% (1-Month USD Libor+37 basis points), 12/25/2036[2,3]	54,891
159,877	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.482%, 9/27/2035[1,2,7,8]	118,967
	Western Mortgage Reference Notes Series
427,833	Series 2021-CL2, Class M4, 10.417% (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,3]	424,424
435,230	Series 2021-CL2, Class M5, 11.567% (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,3]	430,433
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,776,515)	7,396,286

Number of Shares
	COMMON STOCKS — 1.4%
	AEROSPACE/DEFENSE-EQUIPMENT — 0.0%
514	Aerojet Rocketdyne Holdings, Inc.*,8	28,203
	APPLIANCES — 0.0%
3,929	iRobot Corp.*,8	177,787
	APPLICATIONS SOFTWARE — 0.0%
14,474	ForgeRock, Inc. - Class A*,8	297,296
	AUTO-CARS/LIGHT TRUCKS — 0.0%
147	Chijet Motor Co., Inc.*,9	393

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares			Value
		BROADCAST SERVICES/PROGRAMS — 0.0%
9,923		TEGNA, Inc.[8]	$161,150
		COMMERCIAL BANKS-EASTERN US — 0.0%
16,773		Lakeland Bancorp, Inc.	224,591
		E-COMMERCE/SERVICE — 0.0%
—	[10]	SunCar Technology Group, Inc. - Class A*,9	5
		MEDICAL-BIOMEDICAL/GENERICS — 0.1%
3,261		Horizon Therapeutics PLC*,9	335,394
		OIL-FIELD SERVICES — 0.0%
169		Drilling Tools International Corp.*	736
		SPECIFIED PURPOSE ACQUISITIONS — 1.3%
1,456		Ace Global Business Acquisition Ltd.*,9	16,322
1,774		Achari Ventures Holdings Corp. I*	19,035
42,500		Acies Acquisition Corp. - Class A*	459,000
20		African Gold Acquisition Corp. - Class A*,9	211
1,489		Alpha Star Acquisition Corp.*,9	15,977
19,429		Alphatime Acquisition Corp.*,9	201,673
24,475		AlphaVest Acquisition Corp.*,9	253,561
194		Apeiron Capital Investment Corp. - Class A*	2,039
40,000		Apollo Strategic Growth Capital II - Class A*,9	413,200
19,609		Aquaron Acquisition Corp.*	203,541
86,880		Ares Acquisition Corp. - Class A*,9	918,322
1,050		Arisz Acquisition Corp.*	11,099
16,328		Bellevue Life Sciences Acquisition Corp.*	167,525
3,088		Blue Ocean Acquisition Corp. - Class A*,9	32,640
41,888		Churchill Capital Corp. V - Class A*	426,001
40,000		Churchill Capital Corp. VII - Class A*	412,800
30,000		Conyers Park III Acquisition Corp. - Class A*	306,300
1,764		Deep Medicine Acquisition Corp. - Class A*	20,286
9,833		Denali Capital Acquisition Corp. - Class A*,9	105,213
31,924		Distoken Acquisition Corp.*,9	329,456
19,672		dMY Squared Technology Group, Inc. - Class A*	202,051
20,292		Elliott Opportunity II Corp. - Class A*,9	210,225
12,228		Everest Consolidator Acquisition Corp. - Class A*	130,228
19,844		FG Merger Corp.*	209,950
37,806		Frontier Investment Corp.	390,158
20,000		FutureTech II Acquisition Corp. - Class A*	214,000
1,763		Globalink Investment, Inc.*	18,644
23,908		Goldenstone Acquisition Ltd.*	252,468
32,787		Gores Holdings IX, Inc. - Class A*	336,067

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,885	Graf Acquisition Corp. IV*	$29,802
1,764	Growth For Good Acquisition Corp. - Class A*,9	18,416
19,983	Hainan Manaslu Acquisition Corp.*,9	211,420
19,947	Horizon Space Acquisition I Corp.*,9	207,249
14,391	Hudson Acquisition I Corp.*	149,091
20,882	Innovative International Acquisition Corp. - Class A*,9	227,823
1,962	Integrated Rail and Resources Acquisition Corp. - Class A*	21,013
2,354	Integrated Wellness Acquisition Corp. - Class A*,9	25,211
10,018	Israel Acquisitions Corp.*,9	104,087
1,748	Kairous Acquisition Corp. Ltd.*,9	18,878
55,746	Lakeshore Acquisition II Corp.*,9	589,793
584	Learn CW Investment Corp. - Class A*,9	6,126
11,354	LF Capital Acquisition - Class A	120,807
1,182	M3-Brigade Acquisition III Corp. - Class A*	12,340
25,305	Mars Acquisition Corp.*,9	262,413
2,122	Mercato Partners Acquisition Corp. - Class A*	22,302
2,256	Monterey Acquisition Corp.*	24,703
27,670	Newbury Street Acquisition Corp.*	286,384
2,282	Nocturne Acquisition Corp.*,9	25,353
2,885	OceanTech Acquisitions I Corp. - Class A*	31,302
1,750	OPY Acquisition Corp. I - Class A*	17,920
15,561	Papaya Growth Opportunity Corp. I - Class A*	164,947
18,409	Plutonian Acquisition Corp.*	191,177
9,699	Pono Capital Three, Inc. - Class A*,9	100,676
2,346	Project Energy Reimagined Acquisition Corp. - Class A*,9	24,305
19,479	Qomolangma Acquisition Corp.*	202,971
20,023	Redwoods Acquisition Corp.*	209,441
19,239	RF Acquisition Corp. - Class A*	201,240
52,326	Screaming Eagle Acquisition Corp. - Class A*,9	540,004
2,760	Sizzle Acquisition Corp.*	29,491
1,762	Southport Acquisition Corp. - Class A	18,483
888	SportsMap Tech Acquisition Corp.*	9,413
62,852	Sustainable Development Acquisition I Corp. - Class A*	648,633
1,896	Tastemaker Acquisition Corp. - Class A*	19,984
15,965	TenX Keane Acquisition - Class A*,9	168,111
27,573	Trailblazer Merger Corp. I*	280,693
2,396	Tristar Acquisition I Corp. - Class A*,9	25,074
2,478	UTA Acquisition Corp. - Class A*,9	26,192
838	Vahanna Tech Edge Acquisition I Corp. - Class A*,9	8,916

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
3,680	Welsbach Technology Metals Acquisition Corp.*	$39,045
		11,599,221
	TOTAL COMMON STOCKS
	(Cost $12,577,208)	12,824,776

Principal Amount
	CORPORATE BONDS — 2.3%
	INVESTMENT COMPANIES — 2.3%
	Blackstone Private Credit Fund
$2,135,377	2.625%, 12/15/2026[2]	1,817,330
490,000	3.250%, 3/15/2027[2]	423,827
40,000	Capital Southwest Corp. 3.375%, 10/1/2026[2]	34,342
	Franklin BSP Lending Corp.
1,000,000	4.850%, 12/15/2024[1]	952,504
152,000	3.250%, 3/30/2026[2]	134,850
	FS KKR Capital Corp.
600,000	1.650%, 10/12/202[4]	557,609
1,500,000	4.125%, 2/1/2025[2]	1,418,112
2,000,000	2.625%, 1/15/2027[2]	1,706,604
	Golub Capital BDC, Inc.
1,000,000	3.375%, 4/15/2024[2]	972,122
2,200,000	2.050%, 2/15/2027[2]	1,842,553
1,000,000	Oaktree Specialty Lending Corp. 2.700%, 1/15/2027[2]	864,149
	Owl Rock Capital Corp.
3,000,000	3.750%, 7/22/2025[2]	2,781,333
1,000,000	3.400%, 7/15/2026[2]	886,204
1,010,000	3.125%, 4/13/2027[2]	856,873
500,000	2.875%, 6/11/2028[2]	407,611
	Owl Rock Core Income Corp.
1,000,000	5.500%, 3/21/2025	962,719
158,000	7.750%, 9/16/2027[1,2]	157,309
2,000,000	7.950%, 6/13/2028[1,2]	2,005,026
2,250,000	Owl Rock Technology Finance Corp. 6.750%, 6/30/2025[1,2]	2,153,808
		20,934,885
	TOTAL CORPORATE BONDS
	(Cost $20,963,339)	20,934,885

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares			Value
		MUTUAL FUNDS — 4.9%
1,683,920		Driehaus Event Driven Fund[14]	$20,425,942
1,784,803		Glenmede Secured Options Portfolio - Class Institutional*	23,827,124
		TOTAL MUTUAL FUNDS
		(Cost $44,500,000)	44,253,066
		PRIVATE INVESTMENT FUNDS — 18.2%
N/A	[11]	DSC Meridian Credit Opportunities Onshore Fund LP*,5	15,563,286
N/A	[11]	Eisler Capital Multi Strategy Fund LP*,5	23,095,227
N/A	[11]	Hudson Bay Fund LP*,5	9,223,007
N/A	[11]	Linden Investors LP*,5	15,159,576
N/A	[11]	Nuveen Real Estate U.S. Cities Industrial Fund LP*,5	8,629,404
N/A	[11]	Nuveen Real Estate U.S. Cities Multifamily Fund LP*,5	8,607,591
N/A	[11]	Oak Street Real Estate Capital Net Lease Property Fund LP	22,521,428
N/A	[11]	Old Orchard Credit Fund LP5	3,012,286
N/A	[11]	Point72 Capital LP*,5	25,476,164
N/A	[11]	Rivernorth Capital Partners LP*,5	14,810,012
N/A	[11]	Seer Capital Partners Fund LP*	2,751,611
N/A	[11]	Walleye Opportunities Fund LP*,5	12,991,075
N/A	[11]	Whitehawk IV-Plus Onshore Fund LP	1,388,889
		TOTAL PRIVATE INVESTMENT FUNDS
		(Cost $154,169,487)	163,229,556
		REAL ESTATE INVESTMENT TRUSTS — 9.6%
790,689		Bailard Real Estate Investment Trust LP5	27,009,928
NA	[11]	Cire Real Estate Investment Trust, Inc.	15,032,822
820,142		Invesco Real Estate Income Trust, Inc. - Class I5	24,503,249
1,439,175		Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	19,184,203
		TOTAL REAL ESTATE INVESTMENT TRUSTS
		(Cost $83,613,030)	85,730,202
		RIGHTS — 0.0%
481		ABIOMED, Inc., Expiration Date: September 29, 2023*,5,8	491
2,076		Accretion Acquisition Corp., Expiration Date: August 9, 2023*	259
4,393		AIB Acquisition Corp., Expiration Date: July 29, 2023*,9	442
1,489		Alpha Star Acquisition Corp., Expiration Date: August 10, 2023*,9	106
19,429		Alphatime Acquisition Corp., Expiration Date: August 18, 2023*,9	2,957
24,475		AlphaVest Acquisition Corp., Expiration Date: September 18, 2023*,9	2,962
19,609		Aquaron Acquisition Corp., Expiration Date: November 17, 2023*	3,536
1,050		Arisz Acquisition Corp., Expiration Date: August 17, 2023*	93
16,328		Bellevue Life Sciences Acquisition Corp., Expiration Date: May 22, 2024*	3,755
1,207		Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	121
1,299		Brilliant Acquisition Corp., Expiration Date: August 16, 2023*,9	181
1,764		Deep Medicine Acquisition Corp., Expiration Date: August 22, 2023*	247

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
31,924	Distoken Acquisition Corp., Expiration Date: July 16, 2023*,9	$6,592
923	Edoc Acquisition Corp., Expiration Date: July 10, 2023*,9	116
1,765	Financial Strategies Acquisition Corp., Expiration Date: August 6, 2023*	212
1,763	Globalink Investment, Inc., Expiration Date: September 21, 2023*	186
23,908	Goldenstone Acquisition Ltd., Expiration Date: August 29, 2023*	3,763
1,764	Growth For Good Acquisition Corp., Expiration Date: July 10, 2023*,9	247
768	GSR II Meteora Acquisition Corp., Expiration Date: August 14, 2023*	2,412
19,983	Hainan Manaslu Acquisition Corp., Expiration Date: November 14, 2023*,9	7,993
19,947	Horizon Space Acquisition I Corp., Expiration Date: August 16, 2023*,9	2,962
14,391	Hudson Acquisition I Corp., Expiration Date: November 14, 2023*	3,022
1,748	Kairous Acquisition Corp. Ltd., Expiration Date: October 12, 2023*,9	91
55,746	Lakeshore Acquisition II Corp., Expiration Date: July 31, 2023*,9	11,489
25,305	Mars Acquisition Corp., Expiration Date: February 14, 2024*,9	6,321
20,035	Metal Sky Star Acquisition Corp., Expiration Date: August 7, 2023*,9	3,206
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: July 29, 2023*	203
2,282	Nocturne Acquisition Corp., Expiration Date: July 28, 2023*,9	285
3,780	NorthView Acquisition Corp., Expiration Date: September 19, 2023*	454
18,409	Plutonian Acquisition Corp., Expiration Date: November 14, 2023*	3,866
19,479	Qomolangma Acquisition Corp., Expiration Date: August 18, 2023*	2,162
20,023	Redwoods Acquisition Corp., Expiration Date: August 14, 2023*	2,603
19,239	RF Acquisition Corp., Expiration Date: August 23, 2023*	1,866
15,965	TenX Keane Acquisition, Expiration Date: November 28, 2023*,9	3,353
27,573	Trailblazer Merger Corp. I, Expiration Date: May 13, 2024*	3,915
1,805	Viveon Health Acquisition Corp., Expiration Date: January 31, 2024*	103
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: August 29, 2023*	226
	TOTAL RIGHTS
	(Cost $491)	82,798
	STRUCTURED NOTES — 0.8%
7,000,000	St. Lawrence Corp.[4,5]	7,000,000
	TOTAL STRUCTURED NOTES
	(Cost $7,000,000)	7,000,000
	UNITS — 0.2%
	SPECIFIED PURPOSE ACQUISITIONS — 0.2%
18,482	Alchemy Investments Acquisition Corp. 1*,9	189,256
1	Apeiron Capital Investment Corp.*	6
42,211	Ares Acquisition Corp. II*,9	434,773
23,028	ESH Acquisition Corp.*	233,504

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
38,727	Inflection Point Acquisition Corp. II*,9	$391,917
		1,249,456
	TOTAL UNITS
	(Cost $1,228,351)	1,249,456
	WARRANTS — 0.1%
68	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	5
1,038	Accretion Acquisition Corp., Expiration Date: March 1, 2028*	43
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,9	61
1,774	Achari Ventures Holdings Corp. I, Expiration Date: October 15, 2026*	43
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,5	683,565
15	African Gold Acquisition Corp., Expiration Date: March 13, 2028*,5,9	—	[12]
2,211	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,9	133
1,489	Alpha Star Acquisition Corp., Expiration Date: December 13, 2026*,9	15
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*,9	779
1,165	ALSP Orchid Acquisition Corp. I, Expiration Date: November 30, 2028*,9	35
733	AltEnergy Acquisition Corp., Expiration Date: November 2, 2028*	26
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	22
22,500	Amprius Technologies, Inc., Expiration Date: September 14, 2027*	10,800
97	Apeiron Capital Investment Corp., Expiration Date: April 1, 2026*	1
12,300	Apollo Strategic Growth Capital II, Expiration Date: December 31, 2027*,9	1,508
17,376	Ares Acquisition Corp., Expiration Date: December 31, 2027*,9	13,901
1,050	Arisz Acquisition Corp., Expiration Date: November 16, 2026*	19
522	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	8
885	Ault Disruptive Technologies Corp., Expiration Date: June 20, 2028*	25
1,469	Battery Future Acquisition Corp., Expiration Date: May 26, 2028*,9	131
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: February 10, 2028*	1,274
2,223	Beneficient, Expiration Date: June 7, 2028*	106
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	28
412	BioPlus Acquisition Corp., Expiration Date: July 19, 2028*,9	51
1,797	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	94
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: November 1, 2028*,9	11
1,544	Blue Ocean Acquisition Corp., Expiration Date: October 21, 2028*,9	56
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	169
296	Bridger Aerospace Group Holdings, Inc., Expiration Date: January 25, 2028*	60
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,9	7
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: July 20, 2023*,9	49
412	Cardio Diagnostics Holdings, Inc., Expiration Date: December 1, 2026*	49
117	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,9	21
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	3
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	15
10,472	Churchill Capital Corp. V, Expiration Date: October 29, 2027*	1,886

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
12,581	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	$2,265
20,813	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	2,914
2,030	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	142
815	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	625
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	29
3,920	Compute Health Acquisition Corp., Expiration Date: December 31, 2027*	1,960
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,9	15
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*,9	68
313	Crescera Capital Acquisition Corp., Expiration Date: April 20, 2028*,9	11
2,151	Data Knights Acquisition Corp., Expiration Date: December 31, 2028*	37
9,833	Denali Capital Acquisition Corp., Expiration Date: April 7, 2027*,9	492
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,9	12
637	Digital Health Acquisition Corp., Expiration Date: October 14, 2023*	38
31,924	Distoken Acquisition Corp., Expiration Date: March 30, 2028*,9	958
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	1,529
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	21
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	216
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	30
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,9	8
351	EdtechX Holdings Acquisition Corp. II, Expiration Date: June 15, 2027*	8
5,073	Elliott Opportunity II Corp., Expiration Date: March 2, 2026*,9	1
296	Enterprise 4.0 Technology Acquisition Corp., Expiration Date: September 24, 2023*,9	16
1,464	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,9	140
484	Eve Holding, Inc., Expiration Date: May 9, 2027*	426
1,469	EVe Mobility Acquisition Corp, Expiration Date: May 12, 2028*,9	57
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	37
296	ExcelFin Acquisition Corp., Expiration Date: October 21, 2026*	21
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	299
14,883	FG Merger Corp., Expiration Date: June 17, 2027*	1,039
1,765	Financial Strategies Acquisition Corp., Expiration Date: March 31, 2028*	18
795	Finnovate Acquisition Corp., Expiration Date: September 30, 2026*,9	24
118	Flame Acquisition Corp., Expiration Date: December 31, 2028*	37
2,109	Forafric Global PLC, Expiration Date: June 9, 2027*,9	2,004
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*	7
12,602	Frontier Investment Corp., Expiration Date: December 31, 2026*,9	1,575
6,825	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*,5	82
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,9	153
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,9	182,000
1,763	Globalink Investment, Inc., Expiration Date: December 3, 2026*	69
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	9
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	741
10,929	Gores Holdings IX, Inc., Expiration Date: January 14, 2029*	1,858

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,266	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*,9	$165
577	Graf Acquisition Corp. IV, Expiration Date: May 31, 2028*	104
882	Growth For Good Acquisition Corp., Expiration Date: November 12, 2026*,9	59
12,288	GSR II Meteora Acquisition Corp., Expiration Date: July 22, 2023*	1,659
19,983	Hainan Manaslu Acquisition Corp., Expiration Date: January 31, 2029*,9	699
674	Healthcare AI Acquisition Corp., Expiration Date: December 14, 2026*,9	34
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*,9	670
2,424	Hub Cyber Security Ltd., Expiration Date: February 27, 2028*,9	76
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,5	—
441	Innovative International Acquisition Corp., Expiration Date: July 1, 2028*,9	23
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: November 12, 2026*	337
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*,9	759
59	InterPrivate III Financial Partners, Inc., Expiration Date: December 31, 2027*	3
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*,9	1,503
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,9	1,164
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*,9	11
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	13
27,873	Lakeshore Acquisition II Corp., Expiration Date: November 18, 2026*,9	700
1,382	LAMF Global Ventures Corp. I, Expiration Date: November 11, 2026*,9	124
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,9	8
526	LF Capital Acquisition Corp. II, Expiration Date: January 7, 2026*	29
394	M3-Brigade Acquisition III Corp., Expiration Date: July 31, 2028*	162
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	22
1,061	Mercato Partners Acquisition Corp., Expiration Date: December 28, 2026*	65
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*,9	240
940	MicroAlgo, Inc., Expiration Date: December 31, 2027*,9	6
2,925	MicroCloud Hologram, Inc., Expiration Date: January 31, 2028*,9	347
2,256	Monterey Acquisition Corp., Expiration Date: October 1, 2026*	61
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,9	10
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	231
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*,9	74
842	Nabors Energy Transition Corp., Expiration Date: November 17, 2026*	135
231	Near Intelligence, Inc., Expiration Date: July 8, 2027*	29
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	253
593	Newcourt Acquisition Corp., Expiration Date: April 12, 2028*,9	7
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*,9	12
1,890	NorthView Acquisition Corp., Expiration Date: August 2, 2027*	43
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	119
1,144	OmniLit Acquisition Corp., Expiration Date: November 8, 2026*	60
277	Onyx Acquisition Co. I, Expiration Date: November 30, 2028*,9	10
1,764	OPY Acquisition Corp. I, Expiration Date: September 22, 2027*	35

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	$155
522	Papaya Growth Opportunity Corp. I, Expiration Date: December 31, 2028*	27
323	Phoenix Biotech Acquisition Corp., Expiration Date: September 1, 2026*	20
18,409	Plutonian Acquisition Corp., Expiration Date: October 26, 2027*	2,191
9,699	Pono Capital Three, Inc., Expiration Date: April 3, 2028*,9	1,649
1,764	Power & Digital Infrastructure Acquisition II Corp., Expiration Date: December 14, 2028*	123
479	Prenetics Global Ltd., Expiration Date: May 17, 2027*,9	39
1,990	Presto Automation, Inc., Expiration Date: September 21, 2027*	239
14,925	Priveterra Acquisition Corp., Expiration Date: December 31, 2027*	1,343
1,173	Project Energy Reimagined Acquisition Corp., Expiration Date: December 31, 2028*,9	65
916	PROOF Acquisition Corp. I, Expiration Date: December 3, 2028*	66
873	ProSomnus, Inc., Expiration Date: April 20, 2028*	70
147	Pyrophyte Acquisition Corp., Expiration Date: December 17, 2023*,9	12
19,479	Qomolangma Acquisition Corp., Expiration Date: November 23, 2027*	540
20,023	Redwoods Acquisition Corp., Expiration Date: March 15, 2027*	1,001
19,239	RF Acquisition Corp., Expiration Date: May 1, 2028*	337
833	Roth CH Acquisition V Co., Expiration Date: December 10, 2026*	50
17,442	Screaming Eagle Acquisition Corp., Expiration Date: December 15, 2027*,9	2,370
106	Semper Paratus Acquisition Corp., Expiration Date: November 4, 2026*,9	4
30,000	SHUAA Partners Acquisition Corp. I, Expiration Date: March 2, 2027*,9	2,154
1,380	Sizzle Acquisition Corp., Expiration Date: March 12, 2026*	207
1,693	SMX Security Matters PLC, Expiration Date: March 7, 2028*,9	34
1,255	Southland Holdings, Inc., Expiration Date: September 1, 2026*	1,318
881	Southport Acquisition Corp., Expiration Date: May 24, 2028*	31
666	SportsMap Tech Acquisition Corp., Expiration Date: September 1, 2027*	22
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*,9	67
67,068	Stronghold Digital Mining, Inc., Expiration Date: February 24, 3030*,5	238,424
1,582	SunCar Technology Group, Inc., Expiration Date: May 18, 2028*,9	554
31,426	Sustainable Development Acquisition I Corp., Expiration Date: December 31, 2028*	943
881	Swiftmerge Acquisition Corp., Expiration Date: June 17, 2028*,9	86
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	19
852	TG Venture Acquisition Corp., Expiration Date: August 13, 2023*	18
58	TKB Critical Technologies 1, Expiration Date: October 29, 2028*,9	2
166	TLGY Acquisition Corp., Expiration Date: January 14, 2028*,9	25
1,198	Tristar Acquisition I Corp., Expiration Date: December 31, 2028*,9	32
126	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	7
1,239	UTA Acquisition Corp., Expiration Date: October 30, 2026*,9	78
419	Vahanna Tech Edge Acquisition I Corp., Expiration Date: November 30, 2028*,9	15
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	36

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,522	Worldwide Webb Acquisition Corp., Expiration Date: October 20, 2026*,9	$30
	TOTAL WARRANTS
	(Cost $849,050)	1,181,454
	SHORT-TERM INVESTMENTS — 12.8%
114,503,355	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.97%[13]	114,503,355
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $114,503,355)	114,503,355
	TOTAL INVESTMENTS — 101.4%
	(Cost $902,958,822)	908,524,078
	Liabilities in Excess of Other Assets — (1.4)%	(12,390,419)
	TOTAL NET ASSETS — 100.0%	$896,133,659
	SECURITIES SOLD SHORT — (0.0)%
	COMMON STOCKS — (0.0)%
	S & L/THRIFTS-EASTERN US — (0.0)%
(13,954)	Provident Financial Services, Inc.	(228,008)
	TOTAL COMMON STOCKS
	(Proceeds $326,452)	(228,008)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $326,452)	$(228,008)

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $107,206,350, which represents 11.96% of the total net assets of the Fund.
[2] Callable.
[3] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.
[5] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 34.96% of Net Assets. The total value of these securities is $301,091,432.
[6] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[7] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[8] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $675,167, which represents 0.08% of the total net assets of the Fund.
[9] Foreign security denominated in U.S. Dollars.
[10] Amount represents less than 0.5 shares.
[11] Investment does not issue shares.
[12] Amount represents less than $0.50.
[13] The rate is the annualized seven-day yield at period end.
[14] Affiliated Company.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternaitve Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Palmer Square Loan Funding Ltd. 2019-4A⁽¹⁾	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd. 2019-3A⁽¹⁾	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd. 2022-3A⁽¹⁾	6,276,546	-	-	-	(26,546)	(1,131,936)	5,118,064	-
Palmer Square Loan Funding Ltd. 2019-1A⁽¹⁾	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd. 2020-1A⁽¹⁾	866,837	-	-	-	383,163	(347,910)	902,090	-
Palmer Square Loan Funding Ltd. 2020-2A⁽¹⁾	26,000	-	-	-	616,723	(616,723)	26,000	-
Palmer Square Loan Funding Ltd. 2020-3A⁽¹⁾	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd. 2020-4A⁽¹⁾	1,419,808	-	-	-	830,192	(858,257)	1,391,743	-
Palmer Square Loan Funding Ltd. 2021-1A⁽¹⁾	811,485	-	-	-	438,515	(479,880)	770,120	-
Palmer Square Loan Funding Ltd. 2021-3A⁽¹⁾	990,675	-	-	-	509,325	(549,128)	950,872	-
Palmer Square Loan Funding Ltd. 2021-2A⁽¹⁾	1,367,396	-	-	-	782,604	(899,496)	1,250,504	-
Palmer Square Loan Funding Ltd. 2021-4A⁽¹⁾	2,131,113	-	-	-	968,887	(1,029,672)	2,070,328	-
Palmer Square Loan Funding Ltd. 2022-2A⁽¹⁾	4,515,211	-	-	-	1,484,789	(1,607,714)	4,392,286	-
Palmer Square Loan Funding Ltd. 2022-1A⁽¹⁾	-	3,773,878	-	-	-	17,742	3,791,620	-
Palmer Square Loan Funding Ltd. 2022-5I⁽¹⁾	2,338,055	-	-	-	(258,324)	284,043	2,363,774	-
Palmer Square Loan Funding Ltd. 2022-5I⁽¹⁾	1,258,277	-	-	-	(8,277)	699	1,250,699	-
Palmer Square CLO Ltd. 2023-1A⁽¹⁾	3,922,387	-	-	-	77,613	2,987	4,002,987	-
Palmer Square Loan Funding Ltd. 2022-4A⁽¹⁾	3,444,732	-	-	-	107,978	113,990	3,666,700	-
Palmer Square Loan Funding Ltd. 2022-4A⁽¹⁾	7,903,479	-	-	-	146,521	(155,629)	7,894,371	-
Palmer Square Loan Funding Ltd. 2023-2A⁽¹⁾	-	9,500,000	-	-	-	(158,060)	9,341,940	-
Palmer Square Loan Funding Ltd. 2023-1A⁽¹⁾	-	3,797,500	-	-	-	(2,976)	3,794,524	-
Palmer Square Loan Funding Ltd. 2023-1A⁽¹⁾	-	4,675,000	-	-	-	-	4,675,000	-
Palmer Square European CLO 2021-2X⁽¹⁾	1,485,487	-	-	-	1,330,496	(1,030,651)	1,785,332	-
Palmer Square European Loan Funding 2022-1X⁽¹⁾	2,009,392	-	-	-	1,276,448	(1,251,916)	2,033,924	-
Palmer Square European Loan Funding 2022-2X⁽¹⁾	2,974,865	-	-	-	1,427,028	(1,435,727)	2,966,166	-
Palmer Square European Loan Funding 2022-3X⁽¹⁾	7,672,599	-	-	-	(983,141)	1,044,533	7,733,991	-
Palmer Square European Loan Funding 2022-3X⁽¹⁾	4,352,100	-	-	-	(411,601)	275,014	4,215,513	-
Palmer Square European Loan Funding 2023-1X⁽¹⁾	3,691,574	-	-	-	-	33,789	3,725,363	-
Palmer Square European Loan Funding 2023-1A⁽¹⁾	7,699,816	-	-	-	(149,837)	289,239	7,839,218	-
Palmer Square European Loan Funding 2023-1X⁽¹⁾	-	10,270,270	-	-	-	96,382	10,366,652	-
BC Partners Lending Corp.	7,422,799	5,000,000	-	-	77,201	(165,148)	12,334,852	248,486
Driehaus Event Driven Fund	17,326,069	3,000,000	-	-	1,173,931	(1,074,058)	20,425,942	-
Palmer Square Capital BDC, Inc.⁽¹⁾	-	5,000,000	-	-	-	7,160,162	12,160,162	396,693
Pender Real Estate Credit Fund - Class I	-	35,890,500	-	-	-	(284,000)	35,606,500	295,005
Palmer Square Opportunistic Income Fund⁽¹⁾	11,466,490	-	-	-	1,333,510	(1,179,972)	11,620,028	295,072
Opportunistic Credit Interval Fund - Class I	2,230,262	-	-	-	(302,262)	359,742	2,287,742	76,641
	-	-	-	-	-	-	-	-
Total	$105,603,454	$80,907,148	$-	$-	$10,824,936	$(4,580,531)	$192,755,007	$1,311,897

⁽¹⁾ Investment Adviser has chosen to note as affiliated due to the relationship of the Issuer to the Fund.

First Trust Alternaitve Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Palmer Square Loan Funding Ltd. 2019-4A⁽¹⁾	1,500,000	-	-	-	1,500,000
Palmer Square Loan Funding Ltd. 2019-3A⁽¹⁾	1,000,000	-	-	-	1,000,000
Palmer Square Loan Funding Ltd. 2022-3A⁽¹⁾	6,250,000	-	-	-	6,250,000
Palmer Square Loan Funding Ltd. 2019-1A⁽¹⁾	1,000,000	-	-	-	1,000,000
Palmer Square Loan Funding Ltd. 2020-1A⁽¹⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. 2020-2A⁽¹⁾	650,000	-	-	-	650,000
Palmer Square Loan Funding Ltd. 2020-3A⁽¹⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. 2020-4A⁽¹⁾	2,250,000	-	-	-	2,250,000
Palmer Square Loan Funding Ltd. 2021-1A⁽¹⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. 2021-3A⁽¹⁾	1,500,000	-	-	-	1,500,000
Palmer Square Loan Funding Ltd. 2021-2A⁽¹⁾	2,150,000	-	-	-	2,150,000
Palmer Square Loan Funding Ltd. 2021-4A⁽¹⁾	3,100,000	-	-	-	3,100,000
Palmer Square Loan Funding Ltd. 2022-2A⁽¹⁾	6,000,000	-	-	-	6,000,000
Palmer Square Loan Funding Ltd. 2022-1A⁽¹⁾	-	5,235,000	-	-	5,235,000
Palmer Square Loan Funding Ltd. 2022-5I⁽¹⁾	2,500,000	-	-	-	2,500,000
Palmer Square Loan Funding Ltd. 2022-5I⁽¹⁾	1,250,000	-	-	-	1,250,000
Palmer Square CLO Ltd. 2023-1A⁽¹⁾	4,000,000	-	-	-	4,000,000
Palmer Square Loan Funding Ltd. 2022-4A⁽¹⁾	3,700,000	-	-	-	3,700,000
Palmer Square Loan Funding Ltd. 2022-4A⁽¹⁾	8,050,000	-	-	-	8,050,000
Palmer Square Loan Funding Ltd. 2023-2A⁽¹⁾	-	9,500,000	-	-	9,500,000
Palmer Square Loan Funding Ltd. 2023-1A⁽¹⁾	-	3,875,000	-	-	3,875,000
Palmer Square Loan Funding Ltd. 2023-1A⁽¹⁾	-	4,675,000	-	-	4,675,000
Palmer Square European CLO 2021-2X⁽¹⁾	2,500,000	-	-	-	2,500,000
Palmer Square European Loan Funding 2022-1X⁽¹⁾	2,975,000	-	-	-	2,975,000
Palmer Square European Loan Funding 2022-2X⁽¹⁾	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding 2022-3X⁽¹⁾	7,500,000	-	-	-	7,500,000
Palmer Square European Loan Funding 2022-3X⁽¹⁾	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding 2023-1X⁽¹⁾	3,700,000	-	-	-	3,700,000
Palmer Square European Loan Funding 2023-1A⁽¹⁾	7,100,000	-	-	-	7,100,000
Palmer Square European Loan Funding 2023-1X⁽¹⁾	-	10,000,000	-	-	10,000,000
BC Partners Lending Corp.	338,600	228,519	-	-	567,120
Driehaus Event Driven Fund	1,436,656	247,264	-	-	1,683,920
Palmer Square Capital BDC, Inc.⁽¹⁾	-	303,030	-	-	303,030
Pender Real Estate Credit Fund - Class I	-	3,550,000	-	-	3,550,000
Palmer Square Opportunistic Income Fund⁽¹⁾	697,900	-	-	-	697,900
Opportunistic Credit Interval Fund - Class I	191,603	-	-	-	191,603
Total	83,089,759	37,613,813	-	-	120,703,573

⁽¹⁾ Investment Adviser has chosen to note as affiliated due to the relationship of the Issuer to the Fund.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Apollo Diversified Credit Fund - Class I	Quarterly [a]	N/A	$316,561	$278,025	4/1/2021
Bailard Real Estate Investment Trust LP [b]	Quarterly	30 Days	25,000,000	27,009,928	12/28/2018
BC Partners Lending Corp. [b]	Not Permitted	N/A	12,500,000	12,334,852	3/6/2023
Cire Real Estate Investment Trust, Inc.	Quarterly	90 Days	15,000,000	15,032,822	4/4/2023
Cliffwater Corporate Lending Fund - Class I	Quarterly [a]	N/A	21,543,011	22,410,242	8/4/2020
Cliffwater Enhanced Lending Fund - Class I	Quarterly [a]	N/A	45,500,000	46,404,923	4/26/2022
DSC Meridian Credit Opportunities Onshore Fund LP [b]	Quarterly [c]	65 Days	13,950,000	15,563,286	10/1/2018
Eisler Capital Multi Strategy Fund LP [b]	Quarterly [c]	65 Days	22,500,000	23,095,227	12/1/2022
Hudson Bay Fund LP [b]	Quarterly [c]	65 Days	8,500,000	9,223,007	4/1/2021
Invesco Dynamic Credit Opportunity Fund - Class AX	Quarterly [a]	N/A	335,158	323,442	7/11/2022
Invesco Real Estate Income Trust, Inc. - REIT	Monthly	30 Days	26,000,000	24,503,249	6/1/2022
Linden Investors LP [b]	Quarterly [c]	65 Days	13,250,000	15,159,576	10/1/2018
Nuveen Real Estate U.S. Cities Industrial Fund LP [b]	Quarterly	45 Days	9,625,231	8,629,404	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP [b]	Quarterly	45 Days	10,000,000	8,607,591	4/1/2022
Oak Street Real Estate Capital Net Lease Property Fund LP [b]	Quarterly	60 Days	22,500,000	22,521,428	1/25/2022
Old Orchard Credit Fund LP	Quarterly [c]	65 Days	3,000,000	3,012,286	5/31/2023
Opportunistic Credit Interval Fund - Class I	Quarterly [a]	N/A	1,928,000	2,287,742	8/16/2022
Palmer Square Opportunistic Income Fund	Quarterly [a]	N/A	12,800,000	11,620,028	10/2/2018
Palmer Square Capital BDC, Inc. [b]	Not Permitted	N/A	12,500,000	12,160,162	5/1/2023
Pender Real Estate Credit Fund - Class I	Quarterly [a]	N/A	35,516,533	35,606,500	8/16/2019
Point72 Capital LP [b]	Quarterly [c]	45 Days	22,530,367	25,476,164	4/24/2019
Pomona Investment Fund LP	Quarterly [a]	75 Days	14,616,015	19,213,314	10/1/2018
RiverNorth Capital Partners LP [b]	Quarterly [d]	65 Days	14,000,000	14,810,012	6/1/2022
Seer Capital Partners Fund LP [b]	Not Permitted	N/A	2,000,000	2,751,611	9/29/2021
StepStone Private Markets - Class I	Quarterly [a]	N/A	16,157,916	19,528,841	1/18/2022
Walleye Opportunities Fund LP [b]	Monthly [d]	30 Days	10,925,000	12,991,075	12/3/2018
Whitehawk IV-Plus Onshore Fund LP	Not Permitted	N/A	1,388,889	1,388,889	6/29/2023
Totals			$393,882,681	$411,943,626

a The Closed-End Fund can institute a gate provision on redemptions at the fund level of 5% of the fair value of  the investment in the Closed-End Fund.

b Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

c The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

d The Private Investment Fund can institute a gate provision on redemptions at the fund level of 15 - 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	June 30, 2023	(Depreciation)
Euro	BNP Paribas	EUR per USD	(49,271,000)	$(54,295,713)	$(54,891,979)	$(596,266)
				(54,295,713)	(54,891,979)	(596,266)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(54,295,713)	$(54,891,979)	$(596,266)

EUR – Euro

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
June 30, 2023 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions. In Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act of 1940 as amended, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
June 30, 2023 (Unaudited)

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Adviser and/or the Sub-Advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Adviser and/or the Sub-Advisers or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
June 30, 2023 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Private Investment Funds and Real Estate Investment Trusts with a fair value of $92,771,757 are excluded from the fair value hierarchy as of June 30, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$13,417,706	$8,855,485	$22,273,191
Bank Loans	-	-	78,310,459	78,310,459
Closed-End Funds	118,930,902	-	-	118,930,902
Collateralized Loan Obligations	-	155,235,677	12,150,846	167,386,523
Collateralized Mortgage Obligations	-	1,625,011	5,771,275	7,396,286
Common Stocks*	12,824,776	-	-	12,824,776
Corporate Bonds**	-	20,934,885	-	20,934,885
Mutual Funds	44,253,066	-	-	44,253,066
Private Investment Funds	-	-	136,567,628	136,567,628
Real Estate Investment Trusts	19,184,203	-	51,513,177	70,697,380
Rights	82,307	-	491	82,798
Structured Notes	-	-	7,000,000	7,000,000
Units*	1,249,456	-	-	1,249,456
Warrants	259,383	-	922,071	1,181,454
Short-Term Investments	114,503,355	-	-	114,503,355
Subtotal	$311,287,448	$191,213,279	$301,091,432	$803,592,159
Closed End Funds				63,237,169
Private Investment Funds				26,661,928
Real Estate Investment Trusts				15,032,822
Total Investments				$908,524,078

Liabilities
Securities Sold Short
Common Stocks*	$228,008	$-	$-	$228,008
Total Securities Sold Short	$228,008	$-	$-	$228,008

* All common stocks, units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks, units and common stocks held short by major industry classification, please refer to the Consolidated Schedule of Investments.

** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.